SAFE Agreements	6 Months Ended
Jun. 30, 2021
SAFE Agreements [Abstract]
SAFE Agreements

NOTE 5 – SAFE Agreements

In February, 2021, the Company issued Simple Agreement For Equity (SAFE) agreements to certain shareholders of the Company in exchange for $210,000 in cash. The SAFE agreements were converted to common stock on June 22, 2021 for 129,154 shares. The value of the SAFE instruments increased in value by$48,308 upon conversion on June 22, 2021. Such increase in value was reported in the statements of operations.